SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
                             155 NORTH WACKER DRIVE
                          CHICAGO, ILLINOIS 60606-1720
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                               TEL: (312) 407-0700
                               FAX: (312) 407-0411
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                                October 26, 2009




Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                           RE:      Claymore Funds
                                    Preliminary Joint Proxy Statement
                                    --------------------------------------------

Ladies and Gentlemen:

                  Certain registered investment companies identified on the enclosed Notice of Joint Special Meeting of Shareholders (the "Funds") hereby file via EDGAR a Preliminary Joint Proxy Statement on Schedule 14A (the "Proxy Statement") in connection with a joint special meeting of shareholders of the Funds. The Proxy Statement is filed pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, and the General Rules and Regulations of the Securities and Exchange Commission promulgated thereunder.

                  Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (312) 407-0570 or Kevin Hardy at (312) 407-0641.


                                                     Very truly yours,

                                                     /s/ Thomas A. Hale
                                                     ---------------------------

                                                     Thomas A. Hale